RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of transactions with related parties

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Cloud services from Tencent Group	22,375	11,945	14,586
Online payment clearing services and other services from Tencent Group	6,258	9,101	11,240
Total	28,633	21,046	25,826

Schedule of amounts due from related parties

	As of December 31,
	2024	2025
	RMB	RMB
	(In thousands)
Receivables from the online payment platform of Tencent Group	6,719	8,732
Prepaid service fees to Tencent Group	539	509
Total	7,258	9,241